Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Nov. 11, 2020	Oct. 21, 2020	Feb. 29, 2020	Jan. 31, 2020
Stock issued for eqity compensation			104,000,000
Debt conversion amount				$ 271,642
Debt conversion shares				33,955,250
Share Price			$ .001	$ 0.008
Number of common stock converted			10,000,000
Preferred Stock, Shares Issued upon Conversion			1,000,000
Cancellation of common stock			33,000,000
Forgiveness of debt			$ 71,000
Subsequent Event [Member] | Directors And Officers [Member]
Stock issued for eqity compensation	20,000
Subsequent Event [Member] | QDM Holdings Limited [Member]
Business acquisition, shares issued		900,000
Shares issued price per share		$ 0.0001
Subsequent Event [Member] | QDM International [Member]
Business acquisition, shares issued		900,000
Shares issued price per share		$ 0.0001